Unsecured Convertible Note (‘Atalaya Note’) (Details) - Schedule of Note Payable - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Non-current liability
Note payable non current liability		$ 10,067,601
Current liability
Note payable current liability	6,772,885
Atalaya Note [Member]
Non-current liability
Note payable non current liability		10,067,601
Current liability
Note payable current liability	$ 6,772,885